Other Financial Assets (Details) - EUR (€) € in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Other Financial Assets
Interest income	€ 695	€ 338
Proceeds fixed-term deposits	€ 112,254